13. Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	$ 26,146,732	$ 17,803,605
Additions	0	8,296,920
Transfers	54,121	46,207
Intangible assets cost, ending	26,200,853	26,146,732
Intangible assets amortization, beginning	16,523,244	13,145,723
Amortization for the year	2,334,299	1,911,474
Impairment	599,204	1,466,047
Intangible assets amortization, ending	19,456,747	16,523,244
Intangible assets net book value	6,744,106	9,623,488
Concession Right
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	16,554,782	16,554,782
Additions	0	0
Transfers	0	0
Intangible assets cost, ending	16,554,782	16,554,782
Intangible assets amortization, beginning	13,793,866	13,103,637
Amortization for the year	690,229	690,229
Impairment	0	0
Intangible assets amortization, ending	14,484,095	13,793,866
Intangible assets net book value	2,070,687	2,760,916
Transmission lines and electrical substations for wind farms
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	1,295,030	1,248,823
Additions	0	0
Transfers	54,121	46,207
Intangible assets cost, ending	1,349,151	1,295,030
Intangible assets amortization, beginning	105,624	42,086
Amortization for the year	66,977	63,538
Impairment	0	0
Intangible assets amortization, ending	172,601	105,624
Intangible assets net book value	1,176,550	1,189,406
Turbogas and Turbosteam Supply Agreements for Thermal Station Brigadier Lopez
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	8,296,920	0
Additions	0	8,296,920
Transfers	0	0
Intangible assets cost, ending	8,296,920	8,296,920
Intangible assets amortization, beginning	2,623,754	0
Amortization for the year	1,577,093	1,157,707
Impairment	599,204	1,466,047
Intangible assets amortization, ending	4,800,051	2,623,754
Intangible assets net book value	$ 3,496,869	$ 5,673,166